UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60189

Form 13F File Number:  028-02784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bacarella
Title:  President
Phone:  630-462-9800

Signature, Place, and Date of Signing




/s/ Robert Bacarella      Wheaton, IL   May 2, 2012

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None



Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $79,658

List of Other Included Managers:   Monetta Funds
















                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amarin Corporation PLC         COM              023111206     1155   102000 SH       SOLE                   102000
Amazon.Com, Inc.               COM              023135106      648     3200 SH       SOLE                     3200
Anadarko Petroleum Corp        COM              032511107      548     7000 SH       SOLE                     7000
Apple, Inc.                    COM              037833100     3597     6000 SH       SOLE                     6000
Baidu, Inc. SP ADR             COM              056752108     1385     9500 SH       SOLE                     9500
Bank of America Corp           COM              060505104     2058   215000 SH       SOLE                   215000
Bed Bath & Beyond Inc          COM              075896100      329     5000 SH       SOLE                     5000
Boeing Company                 COM              097023105      521     7000 SH       SOLE                     7000
Broadcom Corporation           COM              111320107      982    25000 SH       SOLE                    25000
CSX Corporation                COM              126408103      473    22000 SH       SOLE                    22000
Cameron International          COM              13342B105      634    12000 SH       SOLE                    12000
Caterpillar, Inc.              COM              149123101     1278    12000 SH       SOLE                    12000
Celgene Corp.                  COM              151020104      775    10000 SH       SOLE                    10000
Check Point Software Technolog COM              M22465104      638    10000 SH       SOLE                    10000
Chesapeake Energy Corp.        COM              165167107      579    25000 SH       SOLE                    25000
Chicago Bridge & Iron          COM              167250109      605    14000 SH       SOLE                    14000
Cisco Systems Inc.             COM              17275R102     1586    75000 SH       SOLE                    75000
Cliffs Natural Resources Inc   COM              18683K101      623     9000 SH       SOLE                     9000
Cognizant Tech Solutions       COM              192446102      654     8500 SH       SOLE                     8500
Comcast Corp. - CL A           COM              20030N101      450    15000 SH       SOLE                    15000
Crocs, Inc.                    COM              227046109      314    15000 SH       SOLE                    15000
Cummins Inc.                   COM              231021106      600     5000 SH       SOLE                     5000
Deere & Company                COM              244199105     1092    13500 SH       SOLE                    13500
DirecTV - CL A                 COM              25490A101      691    14000 SH       SOLE                    14000
Dollar Tree Inc.               COM              256746108      435     4600 SH       SOLE                     4600
EOG Resources Inc              COM              26875P101      467     4200 SH       SOLE                     4200
Estee Lauder Cos Inc           COM              518439104      403     6500 SH       SOLE                     6500
Expeditors Int'l of Washington COM              302130109      656    14100 SH       SOLE                    14100
Exxon Mobil Corporation        COM              30231G102      269     3100 SH       SOLE                     3100
F5 Networks Inc.               COM              315616102     1093     8100 SH       SOLE                     8100
Fastenal Company               COM              311900104      730    13500 SH       SOLE                    13500
FedEx Corp.                    COM              31428X106      874     9500 SH       SOLE                     9500
Ford Motor Company             COM              345370860     2211   177000 SH       SOLE                   177000
General Motors Corp.           COM              37045V100      564    22000 SH       SOLE                    22000
Genworth Financial, Inc. - CL  COM              37247D106      108    13000 SH       SOLE                    13000
Goldman Sachs Group Inc        COM              38141G104     1430    11500 SH       SOLE                    11500
Google, Inc.                   COM              38259P508     1058     1650 SH       SOLE                     1650
Harley-Davidson, Inc.          COM              412822108      294     6000 SH       SOLE                     6000
Home Depot Inc.                COM              437076102      352     7000 SH       SOLE                     7000
Ingersoll-Rand Co.             COM              G47791101      496    12000 SH       SOLE                    12000
Intel Corporation              COM              458140100     1124    40000 SH       SOLE                    40000
JPMorgan Chase & Co            COM              46625H100     1494    32500 SH       SOLE                    32500
Las Vegas Sands Corp.          COM              517834107     1036    18000 SH       SOLE                    18000
Lennar Corp cl A               COM              526057104      544    20000 SH       SOLE                    20000
MGM Mirage, Inc.               COM              552953101     1226    90000 SH       SOLE                    90000
Mastercard, Inc.               COM              57636Q104     1262     3000 SH       SOLE                     3000
McDonald's Corp.               COM              580135101      589     6000 SH       SOLE                     6000
Microsoft Corporation          COM              594918104      645    20000 SH       SOLE                    20000
Monster Worldwide, Inc.        COM              611742107       97    10000 SH       SOLE                    10000
Morgan Stanley                 COM              617446448     1277    65000 SH       SOLE                    65000
National Oilwell-Varco, Inc.   COM              637071101      954    12000 SH       SOLE                    12000
Nike, Inc. - CL B              COM              654106103      249     2300 SH       SOLE                     2300
Nucor Corporation              COM              670346105      601    14000 SH       SOLE                    14000
Oracle Corporation             COM              68389X105     1079    37000 SH       SOLE                    37000
PepsiCo, Inc.                  COM              713448108     1161    17500 SH       SOLE                    17500
Pfizer Inc.                    COM              717081103      408    18000 SH       SOLE                    18000
Praxair, Inc.                  COM              74005P104      573     5000 SH       SOLE                     5000
Qualcomm Inc.                  COM              747525103     2109    31000 SH       SOLE                    31000
Riverbed Technology Inc        COM              768573107      618    22000 SH       SOLE                    22000
Schlumberger Ltd.              COM              806857108     1049    15000 SH       SOLE                    15000
Sirius XM Radio, Inc.          COM              82967N108      924   400000 SH       SOLE                   400000
Southwestern Energy Co.        COM              845467109      673    22000 SH       SOLE                    22000
Sprint Nextel Corp.            COM              852061100      100    35000 SH       SOLE                    35000
Starbucks Corporation          COM              855244109      922    16500 SH       SOLE                    16500
Synovus Financial Corp         COM              87161C105       92    45000 SH       SOLE                    45000
T Rowe Price Group Inc         COM              74144T108      326     5000 SH       SOLE                     5000
TJX Companies Inc.             COM              872540109      318     8000 SH       SOLE                     8000
TRW Automotive Hldgs Corp.     COM              87264s106      464    10000 SH       SOLE                    10000
The Coca-Cola Co.              COM              191216100      444     6000 SH       SOLE                     6000
The Mosaic Co.                 COM              61945C103      442     8000 SH       SOLE                     8000
The Walt Disney Co.            COM              254687106      657    15000 SH       SOLE                    15000
Tiffany & Company              COM              886547108      968    14000 SH       SOLE                    14000
Timken Company                 COM              887389104      507    10000 SH       SOLE                    10000
Tupperware Brands Corp.        COM              899896104      571     9000 SH       SOLE                     9000
Ulta Salon Cosmetics & Fragran COM              90384S303      279     3000 SH       SOLE                     3000
UnitedHealth Group, Inc.       COM              91324P102      589    10000 SH       SOLE                    10000
VMware, Inc. - CL A            COM              928563402      730     6500 SH       SOLE                     6500
Verifone Holdings, Inc         COM              92342Y109      887    17100 SH       SOLE                    17100
Vertex Pharmaceuticals         COM              92532F100      812    19800 SH       SOLE                    19800
W.W. Grainger Inc.             COM              384802104      258     1200 SH       SOLE                     1200
WellPoint, Inc.                COM              94973V107      443     6000 SH       SOLE                     6000
Whole Foods Market Inc         COM              966837106      250     3000 SH       SOLE                     3000
Wynn Resorts Ltd.              COM              983134107      624     5000 SH       SOLE                     5000
eBay Inc.                      COM              278642103      406    11000 SH       SOLE                    11000
Financial Select Sector SPDR F ETF              81369Y605      181    11500 SH       SOLE                    11500
SPDR Trust Series 1            ETF              78462F103     3799    27000 SH       SOLE                    27000
Vanguard Growth ETF            ETF              922908736     1348    19000 SH       SOLE                    19000
Vanguard Large-Cap ETF         ETF              922908637     1289    20000 SH       SOLE                    20000
Vanguard S&P 500               ETF              922908413     1545    24000 SH       SOLE                    24000
Vanguard Value ETF             ETF              922908744     1327    23000 SH       SOLE                    23000
iShares S&P 100 Index Fund     ETF              464287101     1473    23000 SH       SOLE                    23000
iShares S&P 500 Growth Index   ETF              464287309      377     5000 SH       SOLE                     5000
iShares S&P 500 Index Fund     ETF              464287200     3883    27500 SH       SOLE                    27500